Share capital (Details 3)	Sep. 30, 2024 $ / shares shares
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 399.64
Number of warrants Outstanding | shares	130,370
Warrants by expiry date at May 31st 2025. [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 1,737.65
Number of warrants Outstanding | shares	29
Warrants by expiry date at May 15th One 2025. [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 195.00
Number of warrants Outstanding | shares	577
Warrants by expiry date at May 17th, 2025. [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 1,737.65
Number of warrants Outstanding | shares	57
Warrants by expiry date at January 16th 2026. [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 1,737.65
Number of warrants Outstanding | shares	26
Warrants by expiry date at January 20th 2026. [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 1,737.65
Number of warrants Outstanding | shares	6
Warrants by expiry date at August 6th, 2025. [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 503.56
Number of warrants Outstanding | shares	21,249
Warrants By Expiry Date At February 27Th 2025 [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 155.69
Number of warrants Outstanding | shares	6,154
Warrants By Expiry Date At February 27 Th 2025 One [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 355.87
Number of warrants Outstanding | shares	6,154
Warrants By Expiry Date At February 27 Th 2025 Two [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 711.74
Number of warrants Outstanding | shares	3,077
Warrants By Expiry Date At May15 Th2025 [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 97.50
Number of warrants Outstanding | shares	577
Warrants by expiry date at May 23RD, 2025. [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 97.50
Number of warrants Outstanding | shares	769
Warrants By Expiry Date At March 24Th 2025 [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 155.69
Number of warrants Outstanding | shares	6,154
Warrants By Expiry Date At March 24 Th 2025 One [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 355.87
Number of warrants Outstanding | shares	6,154
Warrants By Expiry Date At March 24 Th 2025 Two [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 711.74
Number of warrants Outstanding | shares	3,077
Warrants by expiry date at October 20th, 2025. [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 294.48
Number of warrants Outstanding | shares	53,147
Warrants by expiry date at June 8th 2025. [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 627.25
Number of warrants Outstanding | shares	23,077
Warrants by expiry date at May 10th 2025. [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 1,737.65
Number of warrants Outstanding | shares	29
Warrants by expiry date at May 4th 2025. [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 1,737.65
Number of warrants Outstanding | shares	57